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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05646
                                   ---------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100         Wellesley, Massachusetts         02481
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                            Nicole M. Tremblay, Esq.
--------------------------------------------------------------------------------
Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts  02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            --------------------------

Date of reporting period:       January 31, 2009
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 90.0%                              SHARES       VALUE
--------------------------------------------------------------------------------
LARGE-CAP FUNDS - 37.6%
   Amana Trust Income                                    144,671   $  3,194,334
   American Funds AMCAP - Class A                        154,520      1,755,351
   American Funds Growth Fund of America - Class A       298,067      5,770,579
   Fidelity Capital Appreciation                         202,540      2,916,577
   iShares Russell 1000 Growth Index (a)                     235          8,248
   iShares Russell 1000 Value Index (a)                   28,800      1,258,272
   iShares S&P 500 Growth Index (a)                       64,900      2,773,826
   iShares S&P 500 Index (a)                              17,350      1,437,100
   iShares S&P 500 Value Index (a)                        51,500      2,044,035
   Marsico 21st Century                                  405,656      3,334,493
   Vanguard 500 Index - Investor Shares                   33,997      2,587,184
                                                                   ------------
                                                                     27,079,999
                                                                   ------------
SECTOR FUNDS - 18.7%
   Biotech HOLDRs Trust (a)                               11,700      1,983,618
   Consumer Staples Select Sector SPDR (a)                62,200      1,378,974
   Fidelity Select Utilities Growth                       70,860      2,827,316
   iShares Dow Jones U.S. Energy Sector Index (a)        148,200      4,114,032
   iShares Dow Jones U.S. Transportation Average
      Index (a)                                            7,500        395,100
   iShares S&P GSSI Natural Resources Index (a)           31,800        781,644
   PowerShares Dynamic Biotechnology & Genome (a) (b)     36,600        504,714
   PowerShares Dynamic Food & Beverage (a)                77,200        945,700
   PowerShares Dynamic Pharmaceuticals (a)                33,300        510,822
                                                                   ------------
                                                                     13,441,920
                                                                   ------------
INTERNATIONAL FUNDS - 15.3%
   Dodge & Cox International Stock                       100,170      1,923,259
   First Eagle Global - Class A                           63,341      1,974,965
   iShares MSCI EAFE Growth Index (a)                     34,600      1,374,658
   iShares MSCI EAFE Index (a)                            40,200      1,555,740
   iShares MSCI EAFE Value Index (a)                      39,000      1,339,260
   iShares MSCI Emerging Markets Index (a)               124,200      2,810,646
                                                                   ------------
                                                                     10,978,528
                                                                   ------------
MID-CAP FUNDS - 11.0%
   Goldman Sachs Growth Opportunities - Class A (b)      186,024      2,228,571
   iShares S&P MidCap 400 Growth Index (a)                18,000        940,680
   iShares S&P MidCap 400 Value Index (a)                 73,000      3,382,820
   Janus Orion                                           117,617        724,522
   S&P MidCap 400 Depositary Receipts (a)                  7,200        652,968
                                                                   ------------
                                                                      7,929,561
                                                                   ------------
SMALL-CAP FUNDS - 7.4%
   Buffalo Small Cap (b)                                  58,258        902,424
   iShares S&P SmallCap 600 Growth Index (a)              54,600      2,180,178
   iShares S&P SmallCap 600 Value Index (a)               53,700      2,246,808
                                                                   ------------
                                                                      5,329,410
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $74,124,147)                      $ 64,759,418
                                                                   ------------

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 10.1%                                SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
       0.42% (c) (Cost $7,243,280)                     7,243,280   $  7,243,280
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $81,367,427)             $ 72,002,698

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (81,996)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 71,920,702
                                                                   ============

(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

See accompanying notes to schedules of investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 95.5%                              SHARES       VALUE
--------------------------------------------------------------------------------
GOVERNMENT BOND FUNDS - 18.7%
   American Century Target Maturities Trust Series
       2015 - Investor Class                              90,573   $  8,480,383
   iShares Barclays 3-7 Year Treasury Bond (a)             5,000        570,050
   iShares Barclays 7-10 Year Treasury Bond (a)            6,700        634,490
   iShares Barclays Aggregate Bond (a)                    10,000      1,021,000
                                                                   ------------
                                                                     10,705,923
                                                                   ------------
SECTOR FUNDS - 17.5%
   Biotech HOLDRs Trust (a)                                7,600      1,288,504
   Consumer Staples Select Sector SPDR (a)                54,000      1,197,180
   Fidelity Select Utilities Growth                       54,997      2,194,378
   iShares Dow Jones U.S. Energy Sector Index (a)         89,400      2,481,744
   iShares S&P GSSI Natural Resources Index (a)           31,800        781,644
   PowerShares Dynamic Biotechnology & Genome (a) (b)     36,900        508,851
   PowerShares Dynamic Food & Beverage (a)                78,000        955,500
   PowerShares Dynamic Pharmaceuticals (a)                40,100        615,134
                                                                   ------------
                                                                     10,022,935
                                                                   ------------
LARGE-CAP FUNDS - 13.4%
   American Funds AMCAP - Class A                        169,502      1,925,538
   iShares Russell 1000 Growth Index (a)                  19,600        687,960
   iShares Russell 1000 Value Index (a)                   20,300        886,907
   iShares S&P 500 Growth Index (a)                       17,400        743,676
   iShares S&P 500 Index (a)                              33,400      2,766,522
   iShares S&P 500 Value Index (a)                        16,600        658,854
                                                                   ------------
                                                                      7,669,457
                                                                   ------------
INTERNATIONAL FUNDS - 9.8%
   First Eagle Global - Class A                          114,262      3,562,676
   iShares MSCI EAFE Growth Index (a)                      8,000        317,840
   iShares MSCI EAFE Index (a)                            36,800      1,424,160
   iShares MSCI EAFE Value Index (a)                       9,000        309,060
                                                                   ------------
                                                                      5,613,736
                                                                   ------------
WORLDWIDE BOND FUNDS - 9.0%
   Loomis Sayles Global Bond - Institutional Class        84,917      1,127,693
   Templeton Global Bond - Class A                       358,205      4,026,223
                                                                   ------------
                                                                      5,153,916
                                                                   ------------
CORPORATE BOND FUNDS - 7.7%
   Loomis Sayles Bond - Institutional Class              418,695      4,383,734
                                                                   ------------
HIGH QUALITY BOND FUNDS - 6.3%
   Calvert Social Investment - Class I                    69,874        978,236
   Dodge & Cox Income                                    219,990      2,617,881
                                                                   ------------
                                                                      3,596,117
                                                                   ------------
MID-CAP FUNDS - 4.5%
   iShares S&P MidCap 400 Value Index (a)                  9,000        417,060
   S&P MidCap 400 Depositary Receipts (a)                 23,580      2,138,470
                                                                   ------------
                                                                      2,555,530
                                                                   ------------

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

INVESTMENT COMPANIES - 95.5% (CONTINUED)                  SHARES       VALUE
--------------------------------------------------------------------------------
SMALL-CAP FUNDS - 3.7%
   iShares S&P SmallCap 600 Growth Index (a)              30,800   $  1,229,844
   iShares S&P SmallCap 600 Value Index (a)               21,300        891,192
                                                                   ------------
                                                                      2,121,036
                                                                   ------------
HIGH YIELD BOND FUNDS - 2.9%
   Loomis Sayles Institutional High Income               310,478      1,654,846
                                                                   ------------
CONVERTIBLE BOND FUNDS - 2.0%
   Davis Appreciation & Income - Class A                  74,271      1,132,638
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $61,647,791)                      $ 54,609,868
                                                                   ------------

MONEY MARKET FUNDS - 4.6%                                 SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
      0.42% (c) (Cost $2,614,145)                      2,614,145   $  2,614,145
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $64,261,936)             $ 57,224,013

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (67,002)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 57,157,011
                                                                   ============


(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

See accompanying notes to schedules of investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 89.2%                              SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS - 41.6%
   Biotech HOLDRs Trust (a)                                3,200   $    542,528
   Consumer Staples Select Sector SPDR (a)                12,300        272,691
   iShares Dow Jones U.S. Energy Sector Index (a)         11,500        319,240
   iShares MSCI Emerging Markets Index (a)                21,600        488,808
   iShares S&P North American Natural Resources
      Index (a)                                           24,900        612,042
   PowerShares DB US Dollar Index Bullish (a) (b)         10,000        259,500
   PowerShares Dynamic Biotechnology & Genome (a) (b)     21,800        300,622
   PowerShares Dynamic Food & Beverage (a)                23,100        282,975
   PowerShares Dynamic Pharmaceuticals (a)                20,000        306,800
   Technology Select Sector SPDR (a)                      42,800        628,304
                                                                   ------------
                                                                      4,013,510
                                                                   ------------
LARGE-CAP FUNDS - 27.4%
   iShares S&P 500 Growth Index (a)                       39,400      1,683,956
   iShares S&P 500 Value Index (a)                        16,500        654,885
   Vanguard Growth ETF (a)                                 8,000        300,640
                                                                   ------------
                                                                      2,639,481
                                                                   ------------
MID-CAP FUNDS - 8.9%
   S&P MidCap 400 Depositary Receipts (a)                  9,402        852,667
                                                                   ------------
SMALL-CAP FUNDS - 6.9%
   iShares S&P SmallCap 600 Growth Index (a)              12,000        479,160
   iShares S&P SmallCap 600 Value Index (a)                4,400        184,096
                                                                   ------------
                                                                        663,256
                                                                   ------------
FIXED INCOME FUNDS - 4.4%
   iShares Barclays 7-10 Year Treasury Bond (a)            4,500        426,150
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $10,388,702)                      $  8,595,064
                                                                   ------------

MONEY MARKET FUNDS - 10.9%                                SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
      0.42% (c) (Cost $1,055,387)                      1,055,387   $  1,055,387
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $11,444,089)             $  9,650,451

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                           (9,624)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $  9,640,827
                                                                   ============

(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

See accompanying notes to schedules of investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 89.2%                              SHARES       VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS - 25.2%
   Franklin Mutual European - Class A                     46,829   $    758,168
   iShares MSCI Austria Index (a)                         84,200      1,005,348
   iShares MSCI France Index (a)                          10,000        174,400
   iShares MSCI Germany Index (a)                        227,200      3,521,600
   iShares MSCI Spain Index (a)                           37,200      1,161,384
   iShares MSCI Sweden Index (a)                          58,000        758,640
   iShares MSCI Switzerland Index (a)                    147,300      2,331,759
   iShares MSCI United Kingdom Index (a)                 244,146      2,710,021
   Ivy European Opportunities - Class A                  115,423      1,772,895
   Vanguard European ETF (a)                              74,200      2,452,310
                                                                   ------------
                                                                     16,646,525
                                                                   ------------
AMERICAS FUNDS - 22.7%
   Fidelity Canada                                       120,676      4,047,467
   iShares MSCI Canada Index (a)                         126,000      2,110,500
   iShares MSCI Mexico Index (a)                          59,800      1,655,862
   iShares S&P Latin America 40 Index (a)                119,000      2,973,810
   PowerShares DB US Dollar Index Bullish (a) (b)        161,300      4,185,735
                                                                   ------------
                                                                     14,973,374
                                                                   ------------
DIVERSIFIED FUNDS - 22.1%
   Dodge & Cox International Stock                        59,415      1,140,771
   iShares MSCI EAFE Growth Index (a)                     45,500      1,807,715
   iShares MSCI EAFE Index (a)                            67,800      2,623,860
   iShares MSCI EAFE Value Index (a)                      51,000      1,751,340
   iShares S&P Global Energy Sector Index (a)             92,400      2,562,252
   iShares S&P Global Infrastructure Index (a)            36,600        952,698
   iShares S&P Global Materials Index (a)                 26,700        936,903
   Janus Overseas                                         77,329      1,845,077
   Oppenheimer International Small Company - Class A      43,726        379,976
   PowerShares International Dividend Achievers (a)       63,800        576,752
                                                                   ------------
                                                                     14,577,344
                                                                   ------------
ASIA/PACIFIC FUNDS - 15.0%
   Fidelity Japan                                        197,238      1,595,658
   iShares FTSE/Xinhua China 25 Index (a)                111,300      2,803,647
   iShares MSCI Australia Index (a)                      138,100      1,603,341
   iShares MSCI Japan Index (a)                          143,800      1,212,234
   iShares MSCI Pacific ex-Japan Index (a)                64,800      1,450,872
   Matthews Pacific Tiger - Class I                      119,303      1,198,999
                                                                   ------------
                                                                      9,864,751
                                                                   ------------
EMERGING MARKET FUNDS - 4.2%
   iShares MSCI Emerging Markets Index (a)                52,000      1,176,760
   T. Rowe Price Emerging Europe & Mediterranean          45,748        308,342
   Vanguard Emerging Markets Stock Index (a)              61,000      1,316,380
                                                                   ------------
                                                                      2,801,482
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $72,890,726)                      $ 58,863,476
                                                                   ------------

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 10.9%                                SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Prime Portfolio - Institutional
      Class, 0.42% (c) (Cost $7,163,111)               7,163,111   $  7,163,111
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $80,053,837)             $ 66,026,587

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (75,427)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 65,951,160
                                                                   ============

(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c) Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2009.

See accompanying notes to schedules of investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

INVESTMENT COMPANIES - 96.6%                              SHARES       VALUE
--------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS - 18.8%
   CGM Focus                                              73,275   $  1,833,331
   Diamond Hill Long-Short - Class I                     333,697      4,388,119
   Federated Prudent Bear - Class A                      385,909      2,732,239
   Hussman Strategic Growth                              487,921      5,981,910
   Nakoma Absolute Return (b)                             89,969      2,014,395
   Schwab Hedged Equity - Select Shares                  264,896      3,205,244
   TFS Market Neutral                                    142,038      1,903,313
   Vanguard Market Neutral - Investor Shares             202,486      2,192,926
                                                                   ------------
                                                                     24,251,477
                                                                   ------------
MERGER ARBITRAGE FUNDS - 14.8%
   Arbitrage - Class R (b)                               399,426      4,765,155
   Gabelli ABC                                           440,312      4,046,470
   Gabelli Enterprises Mergers & Acquisitions -
      Class A                                            276,332      2,028,274
   Gabelli Global Deal (c)                               165,774      2,155,062
   Gabelli Global Deal - Right                           165,774          4,973
   Merger                                                426,859      6,125,426
                                                                   ------------
                                                                     19,125,360
                                                                   ------------
ASSET ALLOCATION FUNDS - 13.9%
   Berwyn Income                                         177,274      1,847,192
   FPA Crescent - Class I                                226,304      4,403,866
   Greenspring                                           174,008      3,464,501
   Leuthold Asset Allocation - Class I                   335,469      2,425,443
   Leuthold Core Investment                              188,291      2,325,398
   Oakmark Equity & Income - Class I                     160,696      3,390,682
                                                                   ------------
                                                                     17,857,082
                                                                   ------------
GLOBAL MACRO FUNDS - 13.1%
   BlackRock Global Allocation - Class A                 288,928      4,143,232
   First Eagle Global - Class A                          219,796      6,853,250
   Franklin Mutual Discovery - Class Z                   136,003      3,032,868
   Ivy Asset Strategy - Class A                          156,345      2,781,383
                                                                   ------------
                                                                     16,810,733
                                                                   ------------
HIGH YIELD/FIXED INCOME FUNDS - 8.5%
   Eaton Vance National Municipal - Class I              401,406      3,267,441
   Fidelity Capital & Income                             453,384      2,529,886
   Nuveen Multi-Strategy Income & Growth 2 (c)           230,000      1,085,600
   Oppenheimer International Bond - Class A              255,082      1,453,965
   Principal High Yield - Class A                        134,764        832,839
   Western Asset Emerging Markets Debt (c)               143,600      1,816,540
                                                                   ------------
                                                                     10,986,271
                                                                   ------------
NATURAL RESOURCES FUNDS - 8.1%
   BlackRock Real Asset Equity (c)                       105,000        739,200
   Goldman Sachs Commodity Strategy - Institutional
      Shares                                             350,631      1,784,712
   Permanent Portfolio                                    20,224        638,475
   PIMCO Commodity Real Return Strategy - Class A        246,103      1,515,997
   PowerShares Water Resources Portfolio (a)             163,000      2,060,320
   RS Global Natural Resources - Class A                  38,866        752,832
   SPDR Gold Trust (a) (b)                                18,000      1,643,580
   T. Rowe Price New Era                                   9,618        279,308
   Vanguard Precious Metals & Minerals - Investor
      Shares                                              95,142      1,021,822
                                                                   ------------
                                                                     10,436,246
                                                                   ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)

INVESTMENT COMPANIES - 96.6% (CONTINUED)                  SHARES       VALUE
--------------------------------------------------------------------------------
OPTION HEDGED FUNDS - 5.9%
   Eaton Vance Tax-Managed Diversified Equity
      Income (c)                                          80,000   $    866,400
   Gateway - Class A                                     251,380      5,842,061
   Nuveen Equity Premium Income (c)                       88,000        932,800
                                                                   ------------
                                                                      7,641,261
                                                                   ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS - 5.0%
   Fairholme                                             152,724      3,167,496
   Franklin Mutual Beacon - Class Z                      170,558      1,468,508
   Third Avenue Value                                     57,821      1,797,082
                                                                   ------------
                                                                      6,433,086
                                                                   ------------
CONVERTIBLE ARBITRAGE FUNDS - 4.3%
   Calamos Market Neutral Income - A Shares              543,729      5,546,037
                                                                   ------------
REAL ESTATE FUNDS - 4.2%
   Cohen & Steers International Realty - Class I          74,665        549,534
   DWS RREEF World Real Estate & Tactical
      Strategies (c)                                      57,051        290,390
   ING Global Real Estate - Class I                      112,653      1,137,792
   JPMorgan U.S. Real Estate - Class A                   170,348      1,374,706
   Third Avenue Real Estate Value                        154,939      2,085,485
                                                                   ------------
                                                                      5,437,907
                                                                   ------------

TOTAL INVESTMENT COMPANIES (Cost $153,535,556)                     $124,525,460
                                                                   ------------

STRUCTURED NOTES - 1.0%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Credit Suisse, Callable Yield Note, 14%,
      due 04/30/2009                                  $1,500,000   $    891,000
   Deutsche Bank, Buffered Underlying Security
      Linked Note, due 09/28/2009                        700,000        343,350
                                                                   ------------

TOTAL STRUCTURED NOTES (Cost $2,200,000)                           $  1,234,350
                                                                   ------------

MONEY MARKET FUNDS - 2.4%                                 SHARES       VALUE
--------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class,
      0.42% (d) (Cost $3,083,561)                      3,083,561   $  3,083,561
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $158,819,117)            $128,843,371

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                             14,406
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $128,857,777
                                                                   ============

(a)   Exchange-traded fund.
(b)   Non-income producing security.
(c)   Closed-end fund.
(d) Variable rate security. The rate shown is the effective interest rate as of January 31, 2009.

See accompanying notes to schedules of investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    INVESTMENT VALUATION

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the "Portfolios") are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Portfolios' have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009,  all of the inputs used to value the  investments of New
Century  Capital  Portfolio,   New  Century  Balanced  Portfolio,   New  Century
Opportunistic Portfolio and New Century International Portfolio were Level 1.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value New Century Alternative Strategies Portfolio's investments as of January 31, 2009:

                                                              NEW CENTURY
                                                              ALTERNATIVE
                                                               STRATEGIES
      VALUATION INPUTS                                         PORTFOLIO
      ---------------------------------------------           ------------

      Level 1 - Quoted Prices                                 $127,609,021
      Level 2 - Other Significant Observable Inputs              1,234,350
                                                              ------------
      Total                                                   $128,843,371
                                                              ============

2.    INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2009:

                                                                                         New Century
                     New Century      New Century      New Century      New Century      Alternative
                       Capital          Balanced      Opportunistic    International     Strategies
                      Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                    -------------    -------------    -------------    -------------    -------------
Cost of portfolio
  investments       $  81,367,427    $  64,404,062    $  11,460,532    $  80,053,837    $ 159,519,820
                    =============    =============    =============    =============    =============
Gross unrealized
  appreciation      $   1,967,215    $   1,241,188    $     168,151    $   2,448,521    $   2,339,178
Gross unrealized
  depreciation        (11,331,944)      (8,421,237)      (1,978,232)     (16,475,771)     (33,015,627)
                    -------------    -------------    -------------    -------------    -------------
Net unrealized
  depreciation      $  (9,364,729)   $  (7,180,049)   $  (1,810,081)   $ (14,027,250)   $ (30,676,449)
                    =============    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales and the requirement to accrue income on certain structured notes for tax purposes.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date          March 30, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Wayne M. Grzecki
                              --------------------------------------------------
                                    Wayne M. Grzecki, President

Date          March 30, 2009
         --------------------------

By (Signature and Title)*           /s/ Nicole M. Tremblay
                              --------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date          March 30, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.